Note 3 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Computer Equipment [Member]
Property and equipment	$ 9,188	$ 9,817
Software and Software Development Costs [Member]
Property and equipment	1,713	3,369
Furniture and Fixtures [Member]
Property and equipment	907	756
Leasehold Improvements [Member]
Property and equipment	1,126	1,127
Test Equipment [Member]
Property and equipment	7,214	6,401
Construction in Progress [Member]
Property and equipment	4,777	2,405
Property and equipment	24,925	23,875
Accumulated depreciation	(13,600)	(15,043)
Total	$ 11,325	$ 8,832